Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

September 7, 2016

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
 Washington, D.C. 20549

Re:	Hunter Maritime Acquisition Corp.
Draft Registration Statement

Ladies and Gentlemen:
On behalf of Hunter Maritime Acquisition Corp., a Marshall Islands corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft Registration Statement"). This letter and the Draft Registration Statement are being provided to the staff of the U.S. Securities and Exchange Commission for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups Act (the "JOBS Act"). The Company qualifies as an "emerging growth company" as defined under the JOBS Act.
The Draft Registration Statement relates to the initial public offering (the "IPO") of the Company's units at a price of $10.00 per unit. Each unit will consist of one Class A common share (the "Public Shares") and one-half warrant (the "Warrants").  Each whole Warrant will entitle the holder thereof to purchase one Class A common share. Separately, the Company's sponsor, Bocimar Hunter NV, has committed to purchase an aggregate of 3,333,333 warrants (or 3,633,333 warrants if the underwriters' over-allotment option is exercised) in a private placement (the "Private Placement Warrants") at a price of $1.50 per Private Placement Warrant that will close simultaneously with the closing of the IPO.  The Private Placement Warrants will be exercisable on the same terms as the Warrants offered as part of the units.
By way of background, the Company is a recently incorporated blank check company that was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, debt acquisition, stock purchase, reorganization or other similar business combination, vessels, vessel contracts (including contracts for the purchase and charter-in by us of vessels) or one or more operating businesses (the "Initial Business Combination"). The Company has not identified any business combination target and has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any business combination target. The Company intends to focus its efforts primarily on prospects for an Initial Business Combination in the international maritime shipping industry.  Of the $155,000,000 (assuming the underwriters' over-allotment option is not exercised) in proceeds the Company seeks to receive from the IPO and the sale of the Private Placement Warrants, $150,000,000 would be deposited into a segregated trust account and $5,000,000 would be used to pay fees and expenses in connection with the closing of the IPO and for working capital following the IPO.  As described in the prospectus included in the Draft Registration Statement, with certain limited exceptions, none of the funds held in the trust account will be released from the trust account until, among certain other events, the earliest of (i) the completion of the Company's Initial Business Combination, for which the proceeds will be used or (ii) the redemption of the Company's public shares if it is unable to complete the Initial Business Combination within 24 months from the closing of the IPO.
The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 at least 15 days prior to the commencement of the road show for the IPO.
If you have any questions or comments concerning the enclosed, please feel free to contact the undersigned at (212) 574-1420 (lustrin@sewkis.com), Gary J. Wolfe at (212) 574-1223 (wolfe@sewkis.com), or Filana R. Silberberg at (212) 574-1308 (silberberg@sewkis.com).
Very truly yours,

SEWARD & KISSEL LLP

By:	/s/ Robert E. Lustrin
Robert E. Lustrin, Esq.